Capitalized commission assets (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Net book value of asset recognized from costs incurred in obtaining a contract	R 54,066	R 0
Costs to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Net book value of asset recognized from costs incurred in obtaining a contract	54,066
Amortization recognized during the year	30,477
Costs to obtain contracts with customers | Cost of sales
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization recognized during the year	20,885
Costs to obtain contracts with customers | Sales and marketing
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization recognized during the year	R 9,592